Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Sep. 28, 2024	Sep. 30, 2023	Nov. 24, 2024	Nov. 19, 2024
Tapes [Member]
Subsequent Events [Abstract]
Annual revenues		$ 340	$ 331
Subsequent Event [Member]
Subsequent Events [Abstract]
Number of Amcor ordinary shares to be received upon conversion at completion of merger (in shares)					7.25
Termination fee payable by Amcor if Amcor terminates Merger Agreement					$ 260
Termination fee payable to Amcor if the Company terminates the Merger Agreement					$ 260
Subsequent Event [Member] | Q1-2025 Quarterly Dividend [Member]
Subsequent Events [Abstract]
Dividend payable, date declared	2024-11
Cash dividend (in dollars per share)	$ 0.31
Dividend payable, date to be paid	Dec. 16, 2024
Dividend payable, date of record	Dec. 02, 2024
Subsequent Event [Member] | Tapes [Member]
Subsequent Events [Abstract]
Sales price of business				$ 540